Acquisitions - Amortization expense (Details) $ in Millions	Dec. 31, 2018 USD ($)
SquareTrade
Business Acquisition [Line Items]
2019	$ 72
2020	62
2021	52
2022	42
2023	34
Thereafter	50
Total amortization	312
InfoArmor
Business Acquisition [Line Items]
2019	50
2020	44
2021	38
2022	31
2023	25
Thereafter	56
Total amortization	$ 244